ORGANIZATION, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 15, 2020 shares	Sep. 30, 2020 shares	Sep. 30, 2019 shares	Sep. 30, 2020 Subsidiary shares	Sep. 30, 2019 shares	Dec. 31, 2019 USD ($) Subsidiary Segment shares	Dec. 31, 2018 USD ($) Subsidiary Segment shares	Dec. 31, 2017 USD ($) shares	Sep. 22, 2020	Jan. 01, 2019 USD ($)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation				Jul. 16, 1986
Membership units, Authorized | shares	80,000	1		1		1	1	1
Membership units, Issued | shares	80,000	1		1		1	1	1
Membership units, Outstanding | shares	80,000	1		1		1	1	1
Stock split, Description	Historical unit and per unit amounts have been retrospectively adjusted to give effect to this change from 80,000 units authorized, issued and outstanding to the single unit.
Ownership percent									94.00%
Number of wholly owned subsidiaries | Subsidiary				2		2	2
Allowances for services advance						$ 125,000	$ 22,000	$ 0
Loan Receivable Gross						21,700,000	20,500,000	12,200,000
Fair value loans receivable fair Value						18,400,000	17,400,000	10,400,000
Repurchased mortgage loans receivable						10,900,000	5,800,000	1,800,000
Escrow Balance						374,300,000	197,400,000	199,900,000
Advertising and Marketing Expenses						$ 5,600,000	$ 3,800,000	$ 3,400,000
Basic earnings per unit | shares		1	1	1	1	1	1	1
Number of operating segments | Segment						1	1
Accounting Standards Update 2016-02
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Right to use assets										$ 76,000,000
Lease liability										$ 88,000,000